Loans Receivable, Net - Summary of the Activity in Loans Classified as TDRs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011
Financing Receivable Modifications Number Of Contracts [Line Items]
Beginning Balance			$ 11,038
New TDR	10,271	3,379
Loss or Foreclosure		(1,257)
Removed due to Payment or Performance		(3,864)
Transfer to Held for sale	(6,987)
Removed from (Taken to) Non-accrual		(9,296)
Ending Balance	3,284		11,038
One-to-Four Family Mortgages [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Beginning Balance			1,888
New TDR		242
Removed due to Payment or Performance		(1,863)
Removed from (Taken to) Non-accrual		(267)
Ending Balance			1,888
Junior Liens [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Beginning Balance			96
Removed due to Payment or Performance		(10)
Removed from (Taken to) Non-accrual		(86)
Ending Balance			96
Multi-Family [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Beginning Balance			234
Removed due to Payment or Performance		(234)
Ending Balance			234
Construction [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Beginning Balance			4,112
Removed from (Taken to) Non-accrual		(4,112)
Ending Balance			4,112
Land [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Beginning Balance			656
New TDR		2,649
Loss or Foreclosure		(393)
Removed due to Payment or Performance		(656)
Removed from (Taken to) Non-accrual		(2,256)
Ending Balance			656
Non-Residential Real Estate [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Beginning Balance			3,173
New TDR	10,271	266
Loss or Foreclosure		(864)
Transfer to Held for sale	(6,987)
Removed from (Taken to) Non-accrual		(2,575)
Ending Balance	3,284		3,173
Farmland [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Beginning Balance			865
Removed due to Payment or Performance		(865)
Ending Balance			865
Consumer Loans [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Beginning Balance			5
Removed due to Payment or Performance		(5)
Ending Balance			5
Commercial Loans [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Beginning Balance			9
New TDR		222
Removed due to Payment or Performance		(231)
Ending Balance			$ 9